Leases (Details) - Lease, Cost - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 296	$ 133	$ 721,000	$ 478,000
Total lease cost	296	133	$ 721,000	$ 478,000
Cash flow from operating activities	$ 239	$ 167
Weighted average lease term (months)	155 years	56 years	20 years
Weighted average discount rate	5.60%	6.00%	5.70%	6.00%